John Hancock
Alternative Risk Premia Fund
Quarterly portfolio holdings 1/31/2021

Consolidated Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 13.9%		$17,125,966
(Cost $15,358,370)
Australia 0.7%		796,697
ASX, Ltd.	2,041	111,525
Aurizon Holdings, Ltd.	32,680	92,180
Dexus	7,609	52,108
Fortescue Metals Group, Ltd.	7,387	121,677
Magellan Financial Group, Ltd.	5,312	193,000
Medibank Private, Ltd.	55,104	122,403
Sonic Healthcare, Ltd.	3,972	103,804
Canada 1.2%		1,520,465
Alimentation Couche-Tard, Inc., Class B	1,783	54,379
B2Gold Corp.	21,672	107,110
BlackBerry, Ltd. (A)	13,102	184,017
Canadian Apartment Properties REIT	1,466	58,697
Canadian Tire Corp., Ltd., Class A	451	58,479
CI Financial Corp.	13,073	162,345
Fairfax Financial Holdings, Ltd.	159	57,684
Keyera Corp.	12,460	234,048
Kinross Gold Corp.	8,513	59,450
Kirkland Lake Gold, Ltd.	933	35,853
Metro, Inc.	2,020	87,324
Power Corp. of Canada	6,135	142,826
TC Energy Corp.	3,513	150,575
Toromont Industries, Ltd.	1,902	127,678
Denmark 0.1%		113,258
Pandora A/S	1,177	113,258
Hong Kong 0.3%		331,578
BOC Hong Kong Holdings, Ltd.	40,394	120,455
CK Hutchison Holdings, Ltd.	6,548	45,188
Galaxy Entertainment Group, Ltd.	8,688	65,549
Techtronic Industries Company, Ltd.	6,720	100,386
Ireland 0.1%		137,839
Jazz Pharmaceuticals PLC (A)	731	113,671
Perrigo Company PLC	566	24,168
Israel 0.1%		89,673
Check Point Software Technologies, Ltd. (A)	702	89,673
Japan 1.8%		2,274,767
AGC, Inc.	1,490	51,761
Alps Alpine Company, Ltd.	90	1,203
Amada Company, Ltd.	12,609	141,963
Astellas Pharma, Inc.	7,305	118,575
Bridgestone Corp.	1,770	65,946
Calbee, Inc.	4,424	130,832
Fast Retailing Company, Ltd.	100	85,952
Hirose Electric Company, Ltd.	1,042	163,603
Hisamitsu Pharmaceutical Company, Inc.	1,461	87,507
Hoya Corp.	458	58,603
KDDI Corp.	2,672	78,537
Kurita Water Industries, Ltd.	4,229	171,656
2	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
MEIJI Holdings Company, Ltd.	585	$39,932
NEC Corp.	1,157	62,951
Nexon Company, Ltd.	5,011	152,051
Nissan Chemical Corp.	1,295	73,762
ORIX Corp.	6,577	105,534
Secom Company, Ltd.	1,333	120,782
Sega Sammy Holdings, Inc.	10,925	174,002
Shimano, Inc.	337	79,017
Shionogi & Company, Ltd.	1,642	89,144
SMC Corp.	105	63,542
Taisei Corp.	3,990	129,265
ZOZO, Inc.	1,023	28,647
New Zealand 0.1%		92,176
Spark New Zealand, Ltd.	26,847	92,176
Norway 0.1%		175,506
Equinor ASA	2,098	37,599
Schibsted ASA, B Shares (A)	4,287	137,907
Singapore 0.2%		211,804
Mapletree Commercial Trust	70,396	108,912
Singapore Exchange, Ltd.	13,850	102,892
Sweden 0.9%		1,131,832
Atlas Copco AB, A Shares	999	54,199
Boliden AB	3,796	124,383
Epiroc AB, B Shares	8,448	145,004
Evolution Gaming Group AB (B)	943	91,766
Husqvarna AB, B Shares	12,790	158,245
Industrivarden AB, A Shares (A)	3,539	119,122
Industrivarden AB, C Shares (A)	6,902	219,505
Investor AB, B Shares	2,994	219,608
United Kingdom 0.9%		1,140,579
Auto Trader Group PLC (A)(B)	24,828	191,412
Burberry Group PLC (A)	4,112	96,371
Croda International PLC	460	39,522
Direct Line Insurance Group PLC	37,006	151,886
GlaxoSmithKline PLC	4,203	78,055
Halma PLC	1,762	59,390
Hargreaves Lansdown PLC	4,342	101,161
Intertek Group PLC	732	55,129
Persimmon PLC	1,385	48,209
Standard Life Aberdeen PLC	30,665	126,237
Taylor Wimpey PLC (A)	13,450	26,844
The Berkeley Group Holdings PLC	2,909	166,363
United States 7.4%		9,109,792
3M Company	421	73,953
A. O. Smith Corp.	2,539	137,868
ABIOMED, Inc. (A)	754	262,581
Adobe, Inc. (A)	159	72,944
AmerisourceBergen Corp.	1,623	169,117
Amgen, Inc.	461	111,299
Apollo Global Management, Inc.	3,550	163,087
Arista Networks, Inc. (A)	272	83,656
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	3

	Shares	Value
United States (continued)
Arrow Electronics, Inc. (A)	2,159	$210,783
Atmos Energy Corp.	1,724	153,436
Axalta Coating Systems, Ltd. (A)	4,894	132,089
Biogen, Inc. (A)	283	79,979
Black Knight, Inc. (A)	566	46,237
Booking Holdings, Inc. (A)	40	77,773
Booz Allen Hamilton Holding Corp.	877	74,694
BorgWarner, Inc.	2,799	117,530
Cabot Oil & Gas Corp.	13,791	252,789
Camden Property Trust	1,620	165,483
Cardinal Health, Inc.	4,604	247,373
Celanese Corp.	379	46,295
Cerner Corp.	602	48,226
Church & Dwight Company, Inc.	2,629	221,966
Cisco Systems, Inc.	1,210	53,942
ConocoPhillips	2,387	95,552
Dollar General Corp.	282	54,880
eBay, Inc.	1,238	69,959
Electronic Arts, Inc.	495	70,884
Equitable Holdings, Inc.	1,716	42,522
Erie Indemnity Company, Class A	495	120,335
Etsy, Inc. (A)	1,010	201,081
F5 Networks, Inc. (A)	579	113,455
FactSet Research Systems, Inc.	407	123,052
Freeport-McMoRan, Inc. (A)	1,818	48,922
Gilead Sciences, Inc.	2,883	189,125
HEICO Corp.	1,396	164,365
IBM Corp.	453	53,957
IDEX Corp.	221	41,148
Illinois Tool Works, Inc.	357	69,333
Intuit, Inc.	185	66,828
Intuitive Surgical, Inc. (A)	78	58,316
IPG Photonics Corp. (A)	661	147,687
Jack Henry & Associates, Inc.	1,174	169,983
Juniper Networks, Inc.	2,677	65,372
Knight-Swift Transportation Holdings, Inc.	3,603	144,120
Lumen Technologies, Inc.	18,830	233,115
LyondellBasell Industries NV, Class A	1,068	91,592
Marsh & McLennan Companies, Inc.	495	54,405
Maxim Integrated Products, Inc.	648	56,836
McKesson Corp.	1,137	198,372
Monolithic Power Systems, Inc.	289	102,679
Neurocrine Biosciences, Inc. (A)	1,785	195,904
NVIDIA Corp.	160	83,134
Omega Healthcare Investors, Inc.	7,028	254,554
PACCAR, Inc.	1,728	157,628
Packaging Corp. of America	449	60,373
Paychex, Inc.	590	51,519
Pioneer Natural Resources Company	625	75,563
Public Storage	236	53,718
Robert Half International, Inc.	3,103	209,453
Rockwell Automation, Inc.	272	67,600
Seagate Technology PLC	986	65,194
SEI Investments Company	3,802	200,936
4	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Snap-on, Inc.	1,376	$247,666
Steel Dynamics, Inc.	1,321	45,271
Texas Instruments, Inc.	381	63,128
The Carlyle Group, Inc.	3,138	101,263
The Clorox Company	421	88,183
The J.M. Smucker Company	1,147	133,522
The Kroger Company	3,263	112,574
The Progressive Corp.	1,151	100,356
The Western Union Company	5,002	111,395
United Rentals, Inc. (A)	331	80,436
Veeva Systems, Inc., Class A (A)	125	34,555
VeriSign, Inc. (A)	313	60,744
Verisk Analytics, Inc.	266	48,811
Verizon Communications, Inc.	3,419	187,190
Vertex Pharmaceuticals, Inc. (A)	382	87,509
W.R. Berkley Corp.	704	43,747
Walgreens Boots Alliance, Inc.	916	46,029
Waters Corp. (A)	435	115,131

Xilinx, Inc.	580	75,731
Preferred securities 0.1%		$143,666
(Cost $111,496)
Germany 0.1%		143,666
FUCHS PETROLUB SE	2,525	143,666

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 12.2%				$14,998,381
(Cost $14,997,125)
U.S. Government 12.2%				14,998,381
U.S. Treasury Bill	0.092	03-25-21	5,000,000	4,999,603
U.S. Treasury Bill	0.100	04-22-21	10,000,000	9,998,778

Total investments (Cost $30,466,991) 26.2%	$32,268,013
Other assets and liabilities, net 73.8%	91,108,862
Total net assets 100.0%	$123,376,875

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 1-31-21:
Financials	2.4%
Health care	2.1%
Industrials	2.1%
Information technology	2.0%
Consumer discretionary	1.5%
Communication services	1.1%
Materials	0.8%
Consumer staples	0.7%
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	5

Energy	0.7%
Real estate	0.5%
Utilities	0.1%
Short-term investments and other	86.0%
TOTAL	100.0%
6	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	118	Long	Mar 2021	$16,265,760	$16,178,906	$(86,854)
ASX SPI 200 Index Futures	21	Long	Mar 2021	2,646,265	2,610,816	(35,449)
Australian 10-Year Bond Futures	246	Long	Mar 2021	27,589,483	27,346,636	(242,847)
Canadian Dollar Futures	117	Long	Mar 2021	9,203,920	9,148,230	(55,690)
Cboe Volatility Index Futures	1	Long	Feb 2021	30,364	32,550	2,186
Euro Currency Futures	24	Long	Mar 2021	3,646,294	3,643,800	(2,494)
Euro-BTP Italian Government Bond Futures	24	Long	Mar 2021	4,389,194	4,395,859	6,665
Euro-Buxl 30-Year Bond Futures	3	Long	Mar 2021	827,304	806,330	(20,974)
Euro-OAT Futures	24	Long	Mar 2021	4,862,245	4,866,522	4,277
FTSE 100 Index Futures	11	Long	Mar 2021	979,974	953,806	(26,168)
FTSE MIB Index Futures	1	Long	Mar 2021	132,645	130,487	(2,158)
FTSE/JSE Top 40 Index Futures	32	Long	Mar 2021	1,190,203	1,215,979	25,776
Hang Seng Index Futures	10	Long	Feb 2021	1,933,724	1,820,104	(113,620)
Japanese Yen Futures	33	Long	Mar 2021	3,960,330	3,939,375	(20,955)
Mini MSCI Emerging Markets Index Futures	32	Long	Mar 2021	2,042,877	2,121,920	79,043
NASDAQ 100 Index E-Mini Futures	9	Long	Mar 2021	2,278,687	2,324,025	45,338
New Zealand Dollar Futures	110	Long	Mar 2021	7,819,061	7,902,400	83,339
Pound Sterling Futures	64	Long	Mar 2021	5,333,656	5,480,400	146,744
Russell 2000 Index Mini Futures	20	Long	Mar 2021	1,966,795	2,068,200	101,405
S&P 500 E-Mini Index Futures	23	Long	Mar 2021	4,312,205	4,260,980	(51,225)
S&P TSX 60 Index Futures	41	Long	Mar 2021	6,633,251	6,560,641	(72,610)
10-Year Japan Government Bond Futures	8	Short	Mar 2021	(11,592,176)	(11,586,233)	5,943
30-Year U.S. Treasury Bond Futures	5	Short	Mar 2021	(857,245)	(845,156)	12,089
Amsterdam Exchanges Index Futures	31	Short	Feb 2021	(4,826,717)	(4,780,748)	45,969
Australian Dollar Futures	98	Short	Mar 2021	(7,384,910)	(7,490,140)	(105,230)
CAC40 Index Futures	46	Short	Feb 2021	(3,147,780)	(3,009,150)	138,630
Canadian 10-Year Bond Futures	29	Short	Mar 2021	(3,341,065)	(3,347,331)	(6,266)
Euro STOXX 50 Index Futures	96	Short	Mar 2021	(4,081,256)	(4,039,076)	42,180
Euro-Bund Futures	139	Short	Mar 2021	(29,803,279)	(29,912,588)	(109,309)
German Stock Index Futures	6	Short	Mar 2021	(2,518,771)	(2,440,688)	78,083
IBEX 35 Index Futures	32	Short	Feb 2021	(3,230,353)	(3,003,236)	227,117
Long Gilt Futures	96	Short	Mar 2021	(17,605,510)	(17,636,062)	(30,552)
Swiss Franc Futures	98	Short	Mar 2021	(13,852,090)	(13,769,000)	83,090
Tokyo Price Index Futures	6	Short	Mar 2021	(1,056,838)	(1,042,532)	14,306
						$159,779
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	1,800,000	USD	351,708	BNP	3/17/2021	—	$(23,113)
CHF	29,457	USD	33,338	JPM	3/15/2021	—	(231)
CHF	32,359	USD	36,481	UBS	3/15/2021	—	(111)
CNY	4,300,000	USD	661,783	BNP	3/17/2021	$3,073	—
CNY	19,155,004	USD	2,918,348	UBS	3/17/2021	43,348	—
DKK	54,367	USD	8,988	JPM	3/15/2021	—	(110)
EUR	4,563,026	USD	5,565,298	BNP	3/15/2021	—	(22,830)
INR	682,259,000	USD	9,183,562	BNP	3/17/2021	114,521	—
INR	182,300,000	USD	2,485,226	UBS	3/17/2021	—	(772)
JPY	258,000,000	USD	2,487,362	BNP	3/15/2021	—	(23,289)
MXN	6,600,000	USD	323,549	BNP	3/17/2021	—	(3,060)
MXN	60,770,000	USD	2,982,435	UBS	3/17/2021	—	(31,506)
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	7

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	134,490	USD	15,833	JPM	3/15/2021	—	$(132)
NOK	179,517	USD	20,342	UBS	3/15/2021	$615	—
NOK	12,277,000	USD	1,406,861	BNP	3/17/2021	26,364	—
NOK	26,800,000	USD	3,143,211	JPM	3/17/2021	—	(14,562)
NZD	34,181	USD	24,088	UBS	3/15/2021	474	—
RUB	162,832,000	USD	2,204,019	BNP	3/17/2021	—	(60,132)
RUB	41,500,000	USD	551,897	UBS	3/17/2021	—	(5,498)
SEK	161,287	USD	19,579	JPM	3/15/2021	—	(269)
SEK	8,000,000	USD	966,241	JPM	3/17/2021	—	(8,427)
SGD	500,000	USD	376,142	BNP	3/17/2021	241	—
USD	93,758	AUD	121,498	BNP	3/15/2021	882	—
USD	2,152,204	AUD	2,871,497	UBS	3/15/2021	—	(42,849)
USD	3,130,954	BRL	16,309,000	BNP	3/17/2021	153,703	—
USD	4,770	CAD	6,060	BNP	3/15/2021	31	—
USD	2,343,085	CAD	2,992,501	UBS	3/15/2021	2,672	—
USD	490,966	CHF	435,036	UBS	3/15/2021	2,010	—
USD	267,295	DKK	1,640,306	BNP	3/15/2021	—	(555)
USD	10,825	DKK	66,117	JPM	3/15/2021	29	—
USD	39,829	DKK	244,106	UBS	3/15/2021	—	(31)
USD	5,135,210	EUR	4,234,300	BNP	3/15/2021	—	(7,972)
USD	149,811	EUR	122,652	UBS	3/15/2021	833	—
USD	1,475,455	GBP	1,107,818	BNP	3/15/2021	—	(42,745)
USD	276,235	GBP	208,631	JPM	3/15/2021	—	(9,681)
USD	133,766	GBP	98,371	UBS	3/15/2021	—	(1,045)
USD	384,215	JPY	39,491,927	BNP	3/15/2021	7,041	—
USD	341,463	JPY	35,480,185	JPM	3/15/2021	2,603	—
USD	4,451,954	JPY	464,300,318	UBS	3/15/2021	17,574	—
USD	1,849,609	KRW	2,022,392,000	BNP	3/17/2021	41,172	—
USD	393,049	KRW	437,200,000	UBS	3/17/2021	2,102	—
USD	280,242	NOK	2,470,182	BNP	3/15/2021	—	(8,131)
USD	7,994	NOK	68,179	JPM	3/15/2021	35	—
USD	1,707,800	NOK	14,700,000	UBS	3/17/2021	—	(8,287)
USD	3,217,485	PLN	11,850,000	JPM	3/17/2021	34,673	—
USD	1,440,118	SEK	12,177,365	UBS	3/15/2021	—	(17,800)
USD	5,942,282	SEK	49,709,000	BNP	3/17/2021	—	(9,221)
USD	276,161	SEK	2,300,000	UBS	3/17/2021	789	—
USD	1,501,147	SGD	2,001,000	BNP	3/17/2021	—	(5,138)
USD	523,061	TWD	14,497,000	BNP	3/17/2021	3,249	—
USD	1,014,065	TWD	28,300,000	UBS	3/17/2021	—	(675)
ZAR	56,428,000	USD	3,740,833	UBS	3/17/2021	—	(32,902)
						$458,034	$(381,074)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.34	2,200,000	USD	$2,200,000	1.000%	Quarterly	Dec 2025	$92,766	$(20,103)	$72,663
Centrally cleared	CDX.NA.IG.35	4,100,000	USD	4,100,000	1.000%	Quarterly	Dec 2025	(67,704)	(23,794)	(91,498)
Centrally cleared	CDX.NA.IG.35	3,500,000	USD	3,500,000	1.000%	Quarterly	Dec 2025	(71,671)	(6,437)	(78,108)
Centrally cleared	CDX.NA.IG.35	1,900,000	USD	1,900,000	1.000%	Quarterly	Dec 2025	(41,561)	(841)	(42,402)
				$11,700,000				$(88,170)	$(51,175)	$(139,345)

8	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.34	1.504%	1,100,000	USD	$1,100,000	1.000%	Quarterly	Dec 2025	$(52,229)	$15,897	$(36,332)
Centrally cleared	CDX.EM.34	1.504%	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2025	(52,099)	15,767	(36,332)
Centrally cleared	CDX.NA.HY.35	3.160%	1,400,000	USD	1,400,000	5.000%	Quarterly	Dec 2025	127,605	(7,366)	120,239
Centrally cleared	CDX.NA.IG.35	0.500%	7,600,000	USD	7,600,000	1.000%	Quarterly	Dec 2025	174,172	(4,565)	169,607
Centrally cleared	iTraxx Europe Series 34 Version 1	0.480%	4,600,000	EUR	5,464,805	1.000%	Quarterly	Dec 2025	127,529	10,766	138,295
Centrally cleared	iTraxx Europe Series 34 Version 1	0.480%	1,400,000	EUR	1,697,566	1.000%	Quarterly	Dec 2025	40,365	1,725	42,090
					$18,362,371				$365,343	$32,224	$397,567

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	ABN AMRO Bank NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	78,089	Feb 2021	BNP	—	$71	$71
Pay	Adyen NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	37,569	Feb 2021	BNP	—	1,753	1,753
Pay	Air Liquide SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	47,002	Feb 2021	BNP	—	(1,144)	(1,144)
Pay	Allianz SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	94,808	Feb 2021	BNP	—	8,849	8,849
Pay	Ally Financial, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	35,075	Feb 2021	BNP	—	2,605	2,605
Pay	Amadeus IT Group SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	105,487	Feb 2021	BNP	—	8,284	8,284
Pay	Ambu A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	1,645,864	Feb 2021	BNP	—	(32,041)	(32,041)
Pay	American Water Works Company, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	168,664	Feb 2021	BNP	—	725	725
Pay	Anheuser-Busch InBev SA/NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	32,285	Feb 2021	BNP	—	3,271	3,271
Pay	Aon PLC	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	67,369	Feb 2021	BNP	—	1,559	1,559
Pay	Apple, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	125,106	Feb 2021	BNP	—	(4,753)	(4,753)
Pay	ASML Holding NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	82,376	Feb 2021	BNP	—	(867)	(867)
Pay	Automatic Data Processing, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	55,103	Feb 2021	BNP	—	(1,373)	(1,373)
Pay	Avalara, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	144,874	Feb 2021	BNP	—	6,562	6,562
Pay	Avantor, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	29,587	Feb 2021	BNP	—	(554)	(554)
Pay	Baker Hughes Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	45,466	Feb 2021	BNP	—	5,523	5,523
Pay	Becton Dickinson and Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	53,395	Feb 2021	BNP	—	(15)	(15)
Pay	Carvana Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	122,505	Feb 2021	BNP	—	11,228	11,228
Pay	Cellnex Telecom SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	107,320	Feb 2021	BNP	—	(4,890)	(4,890)
Pay	Chevron Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	108,666	Feb 2021	BNP	—	8,125	8,125
Pay	Chr. Hansen Holding A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	925,524	Feb 2021	BNP	—	1,940	1,940
Pay	CMS Energy Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	57,917	Feb 2021	BNP	—	1,714	1,714
Pay	Coca-Cola European Partners PLC	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	27,453	Feb 2021	BNP	—	1,196	1,196
Pay	Coupa Software, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	58,191	Feb 2021	BNP	—	3,339	3,339
Pay	CRH PLC	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	101,476	Feb 2021	BNP	—	7,734	7,734
Pay	Crown Holdings, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	85,775	Feb 2021	BNP	—	4,543	4,543
Pay	Daimler AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	73,644	Feb 2021	BNP	—	(2,991)	(2,991)
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	9

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Davide Campari-Milano NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	168,111	Feb 2021	BNP	—	$(3,637)	$(3,637)
Pay	Delivery Hero SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	165,162	Feb 2021	BNP	—	2,208	2,208
Pay	Delta Air Lines, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	234,683	Feb 2021	BNP	—	11,838	11,838
Pay	DENTSPLY SIRONA, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	64,401	Feb 2021	BNP	—	5,450	5,450
Pay	Deutsche Bank AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	25,001	Feb 2021	BNP	—	3,952	3,952
Pay	Deutsche Post AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	91,976	Feb 2021	BNP	—	4,895	4,895
Pay	Deutsche Wohnen SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	132,697	Feb 2021	BNP	—	1,572	1,572
Pay	Discover Financial Services	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	32,359	Feb 2021	BNP	—	4,704	4,704
Pay	Enphase Energy, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	29,732	Feb 2021	BNP	—	1,283	1,283
Pay	Entain PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	87,103	Feb 2021	BNP	—	13,652	13,652
Pay	Equity Residential	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	84,748	Feb 2021	BNP	—	(76)	(76)
Pay	Facebook, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	78,424	Feb 2021	BNP	—	(2,181)	(2,181)
Pay	Faurecia SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	25,567	Feb 2021	BNP	—	(1,656)	(1,656)
Pay	Fidelity National Financial, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	88,768	Feb 2021	BNP	—	6,831	6,831
Pay	Fidelity National Information Services, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	43,200	Feb 2021	BNP	—	2,084	2,084
Pay	FinecoBank Banca Fineco SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	51,182	Feb 2021	BNP	—	3,651	3,651
Pay	First Republic Bank/CA	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	117,281	Feb 2021	BNP	—	6,644	6,644
Pay	Fox Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	71,325	Feb 2021	BNP	—	696	696
Pay	Gartner, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	160,250	Feb 2021	BNP	—	8,478	8,478
Pay	Genuine Parts Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	57,510	Feb 2021	BNP	—	4,651	4,651
Pay	Global Payments, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	52,247	Feb 2021	BNP	—	4,053	4,053
Pay	Grifols SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	71,087	Feb 2021	BNP	—	(643)	(643)
Pay	Healthpeak Properties, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	50,453	Feb 2021	BNP	—	518	518
Pay	Home Depot, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	106,378	Feb 2021	BNP	—	1,836	1,836
Pay	Host Hotels & Resorts, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	171,036	Feb 2021	BNP	—	13,259	13,259
Pay	Howmet Aerospace, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	122,589	Feb 2021	BNP	—	14,771	14,771
Pay	Informa PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	21,217	Feb 2021	BNP	—	2,021	2,021
Pay	ING Groep NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	23,514	Feb 2021	BNP	—	1,701	1,701
Pay	Ingersoll Rand, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	52,108	Feb 2021	BNP	—	4,615	4,615
Pay	Insulet Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	74,518	Feb 2021	BNP	—	3,709	3,709
Pay	Invitation Homes, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	43,645	Feb 2021	BNP	—	159	159
Pay	Ionis Pharmaceuticals, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	71,943	Feb 2021	BNP	—	1,415	1,415
Pay	Johnson Matthey PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	77,466	Feb 2021	BNP	—	(7,893)	(7,893)
Pay	Kellogg Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	66,940	Feb 2021	BNP	—	97	97
10	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Lamb Weston Holdings, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	36,189	Feb 2021	BNP	—	$1,749	$1,749
Pay	LANXESS AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	68,202	Feb 2021	BNP	—	2,169	2,169
Pay	Leidos Holdings, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	61,831	Feb 2021	BNP	—	630	630
Pay	Markel Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	67,364	Feb 2021	BNP	—	2,404	2,404
Pay	Martin Marietta Materials, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	79,234	Feb 2021	BNP	—	4,214	4,214
Pay	McCormick & Company, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	121,552	Feb 2021	BNP	—	5,051	5,051
Pay	McDonald's Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	68,641	Feb 2021	BNP	—	674	674
Pay	Melrose Industries PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	24,070	Feb 2021	BNP	—	2,434	2,434
Pay	Merck & Company, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	137,827	Feb 2021	BNP	—	10,419	10,419
Pay	MTU Aero Engines AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	85,688	Feb 2021	BNP	—	9,812	9,812
Pay	Naturgy Energy Group SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	63,879	Feb 2021	BNP	—	(4,903)	(4,903)
Pay	Nestle SA	1-Month CHF LIBOR - 0.30%	Monthly	CHF	50,137	Feb 2021	BNP	—	439	439
Pay	NetApp, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	94,598	Feb 2021	BNP	—	(2,612)	(2,612)
Pay	Newell Brands, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	75,775	Feb 2021	BNP	—	370	370
Pay	Nexi SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	55,663	Feb 2021	BNP	—	2,630	2,630
Pay	Nibe Industrier AB	1-Month SEK STIBOR - 0.30%	Monthly	SEK	1,074,774	Feb 2021	BNP	—	(348)	(348)
Pay	Nordea Bank ABP	1-Month SEK STIBOR - 0.30%	Monthly	SEK	382,953	Feb 2021	BNP	—	1,863	1,863
Pay	Novocure, Ltd.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	254,006	Feb 2021	BNP	—	9,970	9,970
Pay	Ocado Group PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	62,448	Feb 2021	BNP	—	(9,000)	(9,000)
Pay	Occidental Petroleum Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	36,720	Feb 2021	BNP	—	3,818	3,818
Pay	Omnicom Group, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	78,711	Feb 2021	BNP	—	916	916
Pay	ON Semiconductor Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	89,793	Feb 2021	BNP	—	5,423	5,423
Pay	Orpea SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	67,491	Feb 2021	BNP	—	(3,009)	(3,009)
Pay	Orsted AS	1-Month DKK CIBOR - 0.30%	Monthly	DKK	443,999	Feb 2021	BNP	—	258	258
Pay	PerkinElmer, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	60,002	Feb 2021	BNP	—	581	581
Pay	Pfizer, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	69,326	Feb 2021	BNP	—	1,506	1,506
Pay	Phillips 66	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	49,501	Feb 2021	BNP	—	2,715	2,715
Pay	Pinterest, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	165,656	Feb 2021	BNP	—	2,931	2,931
Pay	Porsche Automobil Holding SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	59,130	Feb 2021	BNP	—	(634)	(634)
Pay	Prosus NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	281,148	Feb 2021	BNP	—	(13,382)	(13,382)
Pay	Prysmian SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	42,756	Feb 2021	BNP	—	2,144	2,144
Pay	Regency Centers Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	67,875	Feb 2021	BNP	—	(164)	(164)
Pay	Renault SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	44,393	Feb 2021	BNP	—	(1,872)	(1,872)
Pay	Roku, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	162,503	Feb 2021	BNP	—	7,656	7,656
Pay	Rolls-Royce Holdings PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	250,760	Feb 2021	BNP	—	46,025	46,025
Pay	Royal Caribbean Cruises, Ltd.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	248,876	Feb 2021	BNP	—	27,011	27,011
Pay	Royal Dutch Shell PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	119,960	Feb 2021	BNP	—	16,050	16,050
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	11

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Sanofi	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	91,884	Feb 2021	BNP	—	$5,945	$5,945
Pay	SAP SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	127,123	Feb 2021	BNP	—	(1,970)	(1,970)
Pay	Scout24 AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	112,556	Feb 2021	BNP	—	1,740	1,740
Pay	Sempra Energy	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	42,512	Feb 2021	BNP	—	(560)	(560)
Pay	Siemens AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	136,789	Feb 2021	BNP	—	(11,376)	(11,376)
Pay	Siemens Gamesa Renewable Energy SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	58,687	Feb 2021	BNP	—	699	699
Pay	Siemens Healthineers AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	63,743	Feb 2021	BNP	—	(4,787)	(4,787)
Pay	Sika AG	1-Month CHF LIBOR - 0.30%	Monthly	CHF	42,578	Feb 2021	BNP	—	424	424
Pay	Slack Technologies, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	396,891	Feb 2021	BNP	—	(3,546)	(3,546)
Pay	Societe Generale SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	61,241	Feb 2021	BNP	—	8,099	8,099
Pay	Sodexo SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	162,266	Feb 2021	BNP	—	8,826	8,826
Pay	SolarEdge Technologies, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	24,274	Feb 2021	BNP	—	(524)	(524)
Pay	STMicroelectronics NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	25,751	Feb 2021	BNP	—	(335)	(335)
Pay	SVB Financial Group	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	161,962	Feb 2021	BNP	—	8,288	8,288
Pay	Symrise AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	117,680	Feb 2021	BNP	—	(2,318)	(2,318)
Pay	Synchrony Financial	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	32,373	Feb 2021	BNP	—	4,273	4,273
Pay	Sysco Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	152,122	Feb 2021	BNP	—	8,160	8,160
Pay	Teladoc Health, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	108,345	Feb 2021	BNP	—	(18,566)	(18,566)
Pay	Telefonaktiebolaget LM Ericsson	1-Month SEK STIBOR - 0.30%	Monthly	SEK	403,075	Feb 2021	BNP	—	(3,218)	(3,218)
Pay	Temenos AG	1-Month CHF LIBOR - 0.30%	Monthly	CHF	74,998	Feb 2021	BNP	—	(3,138)	(3,138)
Pay	Teva Pharmaceutical Industries, Ltd.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	53,019	Feb 2021	BNP	—	794	794
Pay	Trade Desk, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	79,321	Feb 2021	BNP	—	1,950	1,950
Pay	Truist Financial Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	51,814	Feb 2021	BNP	—	3,974	3,974
Pay	Uber Technologies, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	194,042	Feb 2021	BNP	—	16,026	16,026
Pay	Umicore SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	68,009	Feb 2021	BNP	—	(2,524)	(2,524)
Pay	Union Pacific Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	190,391	Feb 2021	BNP	—	16,800	16,800
Pay	Universal Health Services, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	115,655	Feb 2021	BNP	—	6,800	6,800
Pay	Valeo SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	22,974	Feb 2021	BNP	—	61	61
Pay	Vestas Wind Systems A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	231,710	Feb 2021	BNP	—	794	794
Pay	ViacomCBS, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	49,513	Feb 2021	BNP	—	(3,502)	(3,502)
Pay	Vifor Pharma AG	1-Month CHF LIBOR - 0.30%	Monthly	CHF	31,418	Feb 2021	BNP	—	3,958	3,958
Pay	Vinci SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	114,626	Feb 2021	BNP	—	13,308	13,308
Pay	Vivendi SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	33,682	Feb 2021	BNP	—	1,220	1,220
Pay	Western Digital Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	73,896	Feb 2021	BNP	—	(7,538)	(7,538)
Pay	Worldline SA/France	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	24,823	Feb 2021	BNP	—	1,374	1,374
Pay	XPO Logistics, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	130,508	Feb 2021	BNP	—	9,267	9,267
Pay	Zscaler, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	100,042	Feb 2021	BNP	—	5,376	5,376
12	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Alnylam Pharmaceuticals, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	151,554	Feb 2021	BNP	—	$14,454	$14,454
Pay	Amazon.com, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	52,772	Feb 2021	BNP	—	(1,737)	(1,737)
Pay	American International Group, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	83,114	Feb 2021	BNP	—	7,852	7,852
Pay	American Tower Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	131,054	Feb 2021	BNP	—	(4,463)	(4,463)
Pay	Carnival Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	168,815	Feb 2021	BNP	—	17,207	17,207
Pay	Cheniere Energy, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	90,856	Feb 2021	BNP	—	4,023	4,023
Pay	Citigroup, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	115,229	Feb 2021	BNP	—	11,185	11,185
Pay	Corning, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	52,429	Feb 2021	BNP	—	2,673	2,673
Pay	DexCom, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	145,222	Feb 2021	BNP	—	(8,478)	(8,478)
Pay	DocuSign, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	65,311	Feb 2021	BNP	—	4,289	4,289
Pay	DuPont de Nemours, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	162,292	Feb 2021	BNP	—	5,683	5,683
Pay	Equinix, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	56,621	Feb 2021	BNP	—	(2,581)	(2,581)
Pay	Exact Sciences Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	31,821	Feb 2021	BNP	—	1,918	1,918
Pay	FMC Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	59,545	Feb 2021	BNP	—	5,749	5,749
Pay	IQVIA Holdings, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	79,060	Feb 2021	BNP	—	4,202	4,202
Pay	Johnson & Johnson	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	87,043	Feb 2021	BNP	—	(1,541)	(1,541)
Pay	Linde PLC	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	95,751	Feb 2021	BNP	—	4,700	4,700
Pay	LKQ Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	47,540	Feb 2021	BNP	—	3,463	3,463
Pay	MercadoLibre, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	109,255	Feb 2021	BNP	—	4,255	4,255
Pay	Microsoft Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	72,301	Feb 2021	BNP	—	(6,571)	(6,571)
Pay	MongoDB, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	229,761	Feb 2021	BNP	—	(5,321)	(5,321)
Pay	Mosaic Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	34,540	Feb 2021	BNP	—	3,231	3,231
Pay	Okta, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	133,326	Feb 2021	BNP	—	(3,183)	(3,183)
Pay	Sarepta Therapeutics, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	233,929	Feb 2021	BNP	—	2,364	2,364
Pay	Sensata Technologies Holding PLC	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	120,220	Feb 2021	BNP	—	474	474
Pay	Sherwin-Williams Company	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	84,889	Feb 2021	BNP	—	3,945	3,945
Pay	Snap, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	189,216	Feb 2021	BNP	—	(9,907)	(9,907)
Pay	The Goldman Sachs Group, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	101,440	Feb 2021	BNP	—	10,048	10,048
Pay	TransDigm Group, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	226,391	Feb 2021	BNP	—	12,254	12,254
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	13

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Twilio, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	110,377	Feb 2021	BNP	—	$8,290	$8,290
Pay	UnitedHealth Group, Inc.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	185,838	Feb 2021	BNP	—	9,359	9,359
Pay	Westinghouse Air Brake Technologies Corp.	1-Day USD SOFR Compounded OIS - 0.25%	Monthly	USD	145,536	Feb 2021	BNP	—	13,653	13,653
Pay	Daiichi Sankyo Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,768,180	Dec 2021	UBS	—	4,618	4,618
Pay	Ajinomoto Company, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	6,377,349	Dec 2021	UBS	—	(374)	(374)
Pay	Canon, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	21,709,268	Dec 2021	UBS	—	(5,054)	(5,054)
Pay	Chugai Pharmaceutical Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	11,422,572	Dec 2021	UBS	—	7,781	7,781
Pay	CyberAgent, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	15,550,920	Dec 2021	UBS	—	14,073	14,073
Pay	Dai-ichi Life Holdings, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	4,974,067	Dec 2021	UBS	—	4,610	4,610
Pay	Daikin Industries, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	11,194,450	Dec 2021	UBS	—	5,127	5,127
Pay	East Japan Railway Company	1-Day JPY LIBOR - 0.58%	Monthly	JPY	18,490,320	Dec 2021	UBS	—	(4,080)	(4,080)
Pay	Eisai Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	4,112,592	Dec 2021	UBS	—	726	726
Pay	Fujitsu, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	10,061,295	Dec 2021	UBS	—	(476)	(476)
Pay	Hitachi Construction Machinery Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,833,475	Dec 2021	UBS	—	2,197	2,197
Pay	ITOCHU Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	12,850,110	Dec 2021	UBS	—	5,462	5,462
Pay	Japan Airlines Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	15,251,412	Dec 2021	UBS	—	2,195	2,195
Pay	Kakaku.com, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	18,839,672	Dec 2021	UBS	—	(13,302)	(13,302)
Pay	Kao Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,199,198	Dec 2021	UBS	—	871	871
Pay	Kose Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,424,000	Dec 2021	UBS	—	(1,704)	(1,704)
Pay	Kubota Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	6,381,864	Dec 2021	UBS	—	1,256	1,256
Pay	Lasertec Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,505,480	Dec 2021	UBS	—	2,516	2,516
Pay	Mazda Motor Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	10,434,832	Dec 2021	UBS	—	2,201	2,201
Pay	Mitsubishi Heavy Industries, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	6,751,364	Dec 2021	UBS	—	4,390	4,390
Pay	MonotaRO Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	17,367,070	Dec 2021	UBS	—	1,212	1,212
Pay	Nippon Paint Holdings Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	12,115,200	Dec 2021	UBS	—	2,140	2,140
Pay	Olympus Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,027,808	Dec 2021	UBS	—	2,458	2,458
Pay	Oriental Land Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	14,174,260	Dec 2021	UBS	—	(3,166)	(3,166)
Pay	Otsuka Holdings Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	7,468,488	Dec 2021	UBS	—	(793)	(793)
Pay	Panasonic Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	6,395,363	Dec 2021	UBS	—	(3,150)	(3,150)
Pay	Renesas Electronics Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,496,788	Dec 2021	UBS	—	885	885
Pay	Shin-Etsu Chemical Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	16,865,500	Dec 2021	UBS	—	6,545	6,545
Pay	SoftBank Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	11,432,400	Dec 2021	UBS	—	(1,311)	(1,311)
Pay	SUMCO Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,438,960	Dec 2021	UBS	—	2,833	2,833
Pay	Sumitomo Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	7,059,582	Dec 2021	UBS	—	2,192	2,192
Pay	Sumitomo Mitsui Trust Holdings, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	7,075,328	Dec 2021	UBS	—	3,961	3,961
Pay	Sumitomo Realty & Development Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,353,118	Dec 2021	UBS	—	(628)	(628)
Pay	Toray Industries, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,281,382	Dec 2021	UBS	—	(2,867)	(2,867)
Pay	West Japan Railway Company	1-Day JPY LIBOR - 0.58%	Monthly	JPY	8,313,678	Dec 2021	UBS	—	(2,341)	(2,341)
Pay	Aena SME SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	49,738	Dec 2021	UBS	—	5,952	5,952
Pay	Afterpay, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	536,328	Dec 2021	UBS	—	(6,083)	(6,083)
Pay	AIA Group, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	269,561	Dec 2021	UBS	—	3,541	3,541
Pay	Alleghany Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	75,137	Dec 2021	UBS	—	4,837	4,837
Pay	Alphabet, Inc., Class A	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	117,478	Dec 2021	UBS	—	(6,797)	(6,797)
Pay	Arch Capital Group, Ltd.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	139,558	Dec 2021	UBS	—	13,177	13,177
Pay	Banco Santander SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	68,407	Dec 2021	UBS	—	9,283	9,283
14	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Boston Scientific Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	91,043	Dec 2021	UBS	—	$2,219	$2,219
Pay	CDW Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	120,294	Dec 2021	UBS	—	1,785	1,785
Pay	CK Asset Holdings, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	345,950	Dec 2021	UBS	—	1,911	1,911
Pay	Commerzbank AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	77,272	Dec 2021	UBS	—	3,067	3,067
Pay	CSX Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	95,195	Dec 2021	UBS	—	7,798	7,798
Pay	Danone SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	79,197	Dec 2021	UBS	—	(2,447)	(2,447)
Pay	Deutsche Boerse AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	51,817	Dec 2021	UBS	—	418	418
Pay	Dollar Tree, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	48,103	Dec 2021	UBS	—	2,960	2,960
Pay	Engie SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	82,507	Dec 2021	UBS	—	5,800	5,800
Pay	Estee Lauder Cos, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	135,527	Dec 2021	UBS	—	6,772	6,772
Pay	FleetCor Technologies, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	89,117	Dec 2021	UBS	—	7,542	7,542
Pay	Galapagos NV	1-Day EUR LIBOR - 0.40%	Monthly	EUR	143,823	Dec 2021	UBS	—	(7,747)	(7,747)
Pay	Halliburton Company	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	132,238	Dec 2021	UBS	—	19,812	19,812
Pay	Henry Schein, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	73,032	Dec 2021	UBS	—	5,724	5,724
Pay	Iberdrola SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	120,425	Dec 2021	UBS	—	8,886	8,886
Pay	Insurance Australia Group, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	133,855	Dec 2021	UBS	—	4,031	4,031
Pay	Intel Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	31,324	Dec 2021	UBS	—	1,122	1,122
Pay	Jardine Matheson Holdings, Ltd.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	109,877	Dec 2021	UBS	—	(1,576)	(1,576)
Pay	Las Vegas Sands Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	119,385	Dec 2021	UBS	—	11,937	11,937
Pay	Loews Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	88,623	Dec 2021	UBS	—	3,557	3,557
Pay	L'Oreal SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	43,566	Dec 2021	UBS	—	1,446	1,446
Pay	M&T Bank Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	77,597	Dec 2021	UBS	—	6,583	6,583
Pay	Marriott International, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	105,371	Dec 2021	UBS	—	8,704	8,704
Pay	Melco Resorts & Entertainment, Ltd.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	191,640	Dec 2021	UBS	—	5,107	5,107
Pay	Monster Beverage Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	81,110	Dec 2021	UBS	—	4,255	4,255
Pay	Moody's Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	101,860	Dec 2021	UBS	—	136	136
Pay	Natwest Group PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	86,437	Dec 2021	UBS	—	8,162	8,162
Pay	OMV AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	29,309	Dec 2021	UBS	—	1,993	1,993
Pay	Oracle Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	52,945	Dec 2021	UBS	—	1,150	1,150
Pay	PayPal Holdings, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	109,104	Dec 2021	UBS	—	2,479	2,479
Pay	Procter & Gamble Company	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	66,986	Dec 2021	UBS	—	3,257	3,257
Pay	QBE Insurance Group, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	41,667	Dec 2021	UBS	—	2,000	2,000
Pay	Schlumberger NV	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	64,816	Dec 2021	UBS	—	7,017	7,017
Pay	Southwest Airlines Company	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	252,104	Dec 2021	UBS	—	14,664	14,664
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	15

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Stanley Black & Decker, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	56,795	Dec 2021	UBS	—	$(290)	$(290)
Pay	Stockland	1-Day AUD IBOC - 0.45%	Monthly	AUD	113,948	Dec 2021	UBS	—	(2,019)	(2,019)
Pay	Suez SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	27,595	Dec 2021	UBS	—	(16)	(16)
Pay	Suncorp Group, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	54,820	Dec 2021	UBS	—	1,359	1,359
Pay	United Overseas Bank, Ltd.	1-Day SGD SORA - 0.45%	Monthly	SGD	104,725	Dec 2021	UBS	—	1,928	1,928
Pay	VEREIT, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	204,851	Dec 2021	UBS	—	4,578	4,578
Pay	VF Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	80,805	Dec 2021	UBS	—	6,769	6,769
Pay	Visa, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	64,106	Dec 2021	UBS	—	2,644	2,644
Pay	Volkswagen AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	63,486	Dec 2021	UBS	—	(2,349)	(2,349)
Pay	Vonovia SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	60,269	Dec 2021	UBS	—	1,038	1,038
Pay	Voya Financial, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	89,801	Dec 2021	UBS	—	6,100	6,100
Pay	Weyerhaeuser Company	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	45,300	Dec 2021	UBS	—	1,847	1,847
Pay	Woolworths Group, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	282,363	Dec 2021	UBS	—	(7,303)	(7,303)
Pay	Air Canada	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	351,753	Dec 2021	UBS	—	34,768	34,768
Pay	Barrick Gold Corp.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	174,521	Dec 2021	UBS	—	4,151	4,151
Pay	Brookfield Asset Management, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	187,860	Dec 2021	UBS	—	(704)	(704)
Pay	Canopy Growth Corp.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	322,542	Dec 2021	UBS	—	(51,679)	(51,679)
Pay	Fortis, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	193,715	Dec 2021	UBS	—	1,173	1,173
Pay	Suncor Energy, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	91,898	Dec 2021	UBS	—	6,051	6,051
Pay	Albemarle Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	78,001	Jan 2022	UBS	—	7,402	7,402
Pay	Bank of America Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	122,962	Jan 2022	UBS	—	12,502	12,502
Pay	BASF SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	113,720	Jan 2022	UBS	—	7,033	7,033
Pay	Credit Agricole SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	78,266	Jan 2022	UBS	—	7,377	7,377
Pay	Deere & Company	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	115,206	Jan 2022	UBS	—	2,561	2,561
Pay	Deutsche Telekom AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	104,086	Jan 2022	UBS	—	2,879	2,879
Pay	Ecolab, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	116,977	Jan 2022	UBS	—	3,461	3,461
Pay	Elanco Animal Health, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	67,022	Jan 2022	UBS	—	5,267	5,267
Pay	Electricite de France SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	118,367	Jan 2022	UBS	—	24,252	24,252
Pay	Exxon Mobil Corp.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	187,010	Jan 2022	UBS	—	11,889	11,889
Pay	Hang Seng Bank, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	597,370	Jan 2022	UBS	—	2,843	2,843
Pay	LVMH Moet Hennessy Louis Vuitton SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	105,705	Jan 2022	UBS	—	(1,189)	(1,189)
Pay	Mastercard, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	36,205	Jan 2022	UBS	—	776	776
Pay	MGM Resorts International	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	144,292	Jan 2022	UBS	—	5,986	5,986
Pay	Novartis AG	1-Day CHF LIBOR - 0.48%	Monthly	CHF	89,480	Jan 2022	UBS	—	5,564	5,564
Pay	Prologis, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	111,551	Jan 2022	UBS	—	(6,319)	(6,319)
Pay	Schneider Electric SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	28,849	Jan 2022	UBS	—	941	941
16	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Sun Hung Kai Properties, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	1,249,009	Jan 2022	UBS	—	$3,829	$3,829
Pay	The Kraft Heinz Company	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	38,260	Jan 2022	UBS	—	(1,823)	(1,823)
Pay	US Bancorp	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	84,748	Jan 2022	UBS	—	9,708	9,708
Pay	Vornado Realty Trust	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	64,704	Jan 2022	UBS	—	(2,152)	(2,152)
Pay	Walmart, Inc.	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	124,535	Jan 2022	UBS	—	3,559	3,559
Pay	Wells Fargo & Company	1-Day USD SOFR Compounded OIS - 0.35%	Monthly	USD	173,689	Jan 2022	UBS	—	11,689	11,689
Pay	AstraZeneca PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	42,060	Jan 2022	UBS	—	758	758
Pay	Barclays PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	86,411	Jan 2022	UBS	—	12,125	12,125
Pay	BP PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	99,597	Jan 2022	UBS	—	13,944	13,944
Pay	Central Japan Railway Company	1-Day JPY LIBOR - 0.58%	Monthly	JPY	10,785,255	Jan 2022	UBS	—	(1,759)	(1,759)
Pay	CSL, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	63,875	Jan 2022	UBS	—	(824)	(824)
Pay	Daiwa House Industry Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	16,632,820	Jan 2022	UBS	—	8,357	8,357
Pay	Dentsu Group, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	6,079,920	Jan 2022	UBS	—	(4,443)	(4,443)
Pay	Glencore PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	95,177	Jan 2022	UBS	—	15,589	15,589
Pay	Honda Motor Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	10,724,805	Jan 2022	UBS	—	2,521	2,521
Pay	Japan Post Bank Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	11,293,667	Jan 2022	UBS	—	412	412
Pay	Japan Post Holdings Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	11,069,884	Jan 2022	UBS	—	4,881	4,881
Pay	Keyence Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	16,883,840	Jan 2022	UBS	—	2,504	2,504
Pay	Kikkoman Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	16,955,260	Jan 2022	UBS	—	464	464
Pay	Lloyds Banking Group PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	71,648	Jan 2022	UBS	—	8,004	8,004
Pay	M3, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	12,607,710	Jan 2022	UBS	—	14,599	14,599
Pay	Mitsubishi Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	4,242,130	Jan 2022	UBS	—	630	630
Pay	Mitsubishi Estate Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	9,988,664	Jan 2022	UBS	—	835	835
Pay	Mitsubishi UFJ Financial Group, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	4,294,885	Jan 2022	UBS	—	2,345	2,345
Pay	Mitsui Fudosan Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	9,219,547	Jan 2022	UBS	—	(2,390)	(2,390)
Pay	Murata Manufacturing Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	8,734,800	Jan 2022	UBS	—	(145)	(145)
Pay	Nidec Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	9,159,800	Jan 2022	UBS	—	(1,957)	(1,957)
Pay	Rakuten, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	12,092,080	Jan 2022	UBS	—	(3,258)	(3,258)
Pay	Sharp Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	20,019,552	Jan 2022	UBS	—	(25,105)	(25,105)
Pay	Shiseido Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	20,898,168	Jan 2022	UBS	—	(4,312)	(4,312)
Pay	SoftBank Group Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,577,560	Jan 2022	UBS	—	1,636	1,636
Pay	Sony Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,343,360	Jan 2022	UBS	—	2,451	2,451
Pay	T&D Holdings, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	3,790,728	Jan 2022	UBS	—	4,092	4,092
Pay	Takeda Pharmaceutical Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	17,382,027	Jan 2022	UBS	—	(4,511)	(4,511)
Pay	Tokio Marine Holdings, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	21,131,838	Jan 2022	UBS	—	16,311	16,311
Pay	Toyota Motor Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	13,463,153	Jan 2022	UBS	—	7,165	7,165
Pay	Treasury Wine Estates, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	97,267	Jan 2022	UBS	—	(6,794)	(6,794)
Pay	Vodafone Group PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	79,033	Jan 2022	UBS	—	2,010	2,010
Pay	Wesfarmers, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	59,673	Jan 2022	UBS	—	(3,986)	(3,986)
Pay	Bank of Nova Scotia	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	120,480	Jan 2022	UBS	—	2,685	2,685
Pay	BCE, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	158,139	Jan 2022	UBS	—	3,530	3,530
Pay	Canadian National Railway Company	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	104,174	Jan 2022	UBS	—	7,212	7,212
Pay	Cenovus Energy, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	231,893	Jan 2022	UBS	—	6,462	6,462
Pay	Enbridge, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	189,169	Jan 2022	UBS	—	6,312	6,312
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	First Quantum Minerals, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	39,014	Jan 2022	UBS	—	$2,239	$2,239
Pay	Franco-Nevada Corp.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	40,879	Jan 2022	UBS	—	343	343
Pay	Inter Pipeline, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	83,783	Jan 2022	UBS	—	3,337	3,337
Pay	Nutrien, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	96,943	Jan 2022	UBS	—	5,866	5,866
Pay	Shopify, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	83,493	Jan 2022	UBS	—	4,225	4,225
Pay	Teck Resources, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	172,693	Jan 2022	UBS	—	8,693	8,693
Pay	The Toronto-Dominion Bank	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	217,134	Jan 2022	UBS	—	6,645	6,645
Pay	Wheaton Precious Metals Corp.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	143,420	Jan 2022	UBS	—	(3,926)	(3,926)
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.35%	Monthly	USD	38,399	Feb 2021	BNP	—	4,231	4,231
Receive	ACS Actividades de Construccion y Servicios SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	158,918	Feb 2021	BNP	—	(21,256)	(21,256)
Receive	AGNC Investment Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	224,891	Feb 2021	BNP	—	(770)	(770)
Receive	Assicurazioni Generali SpA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	109,260	Feb 2021	BNP	—	(2,148)	(2,148)
Receive	Athene Holding, Ltd.	1-Month USD LIBOR + 0.35%	Monthly	USD	82,262	Feb 2021	BNP	—	(6,471)	(6,471)
Receive	Atlantia SpA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	25,807	Feb 2021	BNP	—	(1,224)	(1,224)
Receive	Atos SE	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	98,899	Feb 2021	BNP	—	(5,298)	(5,298)
Receive	Aviva PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	83,637	Feb 2021	BNP	—	(4,393)	(4,393)
Receive	Ball Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	68,267	Feb 2021	BNP	—	(1,828)	(1,828)
Receive	Bayer AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	168,245	Feb 2021	BNP	—	(9,099)	(9,099)
Receive	Bechtle AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	139,202	Feb 2021	BNP	—	4,274	4,274
Receive	Bouygues SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	136,389	Feb 2021	BNP	—	(10,048)	(10,048)
Receive	Broadridge Financial Solutions, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	49,563	Feb 2021	BNP	—	(3,366)	(3,366)
Receive	Carrefour SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	95,906	Feb 2021	BNP	—	(18,344)	(18,344)
Receive	Cboe Global Markets, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	29,949	Feb 2021	BNP	—	(1,520)	(1,520)
Receive	CBRE Group, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	146,160	Feb 2021	BNP	—	(5,879)	(5,879)
Receive	Cie Generale des Etablissements Michelin SCA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	43,322	Feb 2021	BNP	—	2,446	2,446
Receive	Cigna Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	135,061	Feb 2021	BNP	—	(1,172)	(1,172)
Receive	Coloplast A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	445,208	Feb 2021	BNP	—	2,051	2,051
Receive	Consolidated Edison, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	49,555	Feb 2021	BNP	—	828	828
Receive	Danaher Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	94,227	Feb 2021	BNP	—	412	412
Receive	Dell Technologies, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	208,596	Feb 2021	BNP	—	(3,896)	(3,896)
Receive	DR Horton, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	146,974	Feb 2021	BNP	—	15,732	15,732
Receive	Dropbox, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	206,868	Feb 2021	BNP	—	5,104	5,104
Receive	Duke Realty Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	55,744	Feb 2021	BNP	—	933	933
Receive	Eiffage SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	121,111	Feb 2021	BNP	—	(9,449)	(9,449)
Receive	Eli Lilly and Company	1-Month USD LIBOR + 0.35%	Monthly	USD	41,588	Feb 2021	BNP	—	3,740	3,740
Receive	Elisa OYJ	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	45,655	Feb 2021	BNP	—	3,270	3,270
Receive	Etablissements Franz Colruyt NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	122,895	Feb 2021	BNP	—	430	430
Receive	Evonik Industries AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	94,864	Feb 2021	BNP	—	997	997
Receive	EXOR NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	50,583	Feb 2021	BNP	—	(3,500)	(3,500)
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	122,758	Feb 2021	BNP	—	(8,458)	(8,458)
Receive	Fastenal Company	1-Month USD LIBOR + 0.35%	Monthly	USD	60,021	Feb 2021	BNP	—	(5,828)	(5,828)
Receive	Ferrari NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	25,879	Feb 2021	BNP	—	(674)	(674)
Receive	Fresenius SE & Company KGaA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	61,424	Feb 2021	BNP	—	(3,136)	(3,136)
Receive	Geberit AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	115,754	Feb 2021	BNP	—	(3,129)	(3,129)
18	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Generac Holdings, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	120,085	Feb 2021	BNP	—	$(3,064)	$(3,064)
Receive	General Motors Company	1-Month USD LIBOR + 0.35%	Monthly	USD	65,361	Feb 2021	BNP	—	914	914
Receive	Genmab A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	806,100	Feb 2021	BNP	—	(11,602)	(11,602)
Receive	Givaudan SA	1-Month CHF LIBOR + 0.30%	Monthly	CHF	95,796	Feb 2021	BNP	—	1,481	1,481
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	168,750	Feb 2021	BNP	—	(13,891)	(13,891)
Receive	Hermes International	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	103,958	Feb 2021	BNP	—	(5,483)	(5,483)
Receive	HP, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	179,336	Feb 2021	BNP	—	(5,954)	(5,954)
Receive	HubSpot, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	63,840	Feb 2021	BNP	—	(2,070)	(2,070)
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.35%	Monthly	USD	48,228	Feb 2021	BNP	—	875	875
Receive	International Paper Company	1-Month USD LIBOR + 0.35%	Monthly	USD	111,304	Feb 2021	BNP	—	106	106
Receive	Ipsen SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	93,918	Feb 2021	BNP	—	(380)	(380)
Receive	Kingfisher PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	89,449	Feb 2021	BNP	—	3,754	3,754
Receive	Kuehne + Nagel International AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	44,194	Feb 2021	BNP	—	332	332
Receive	Lennox International, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	113,983	Feb 2021	BNP	—	(2,436)	(2,436)
Receive	Liberty Broadband Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	120,328	Feb 2021	BNP	—	(3,348)	(3,348)
Receive	Liberty Media Corp-Liberty Formula One	1-Month USD LIBOR + 0.35%	Monthly	USD	103,219	Feb 2021	BNP	—	1,276	1,276
Receive	Masimo Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	123,105	Feb 2021	BNP	—	(2,595)	(2,595)
Receive	Motorola Solutions, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	53,801	Feb 2021	BNP	—	(1,873)	(1,873)
Receive	Nasdaq, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	131,498	Feb 2021	BNP	—	(4,509)	(4,509)
Receive	Nemetschek SE	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	102,137	Feb 2021	BNP	—	4,541	4,541
Receive	NIKE, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	51,926	Feb 2021	BNP	—	(2,643)	(2,643)
Receive	NN Group NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	119,866	Feb 2021	BNP	—	(9,790)	(9,790)
Receive	Novo Nordisk A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	547,558	Feb 2021	BNP	—	(3,482)	(3,482)
Receive	ONEOK, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	90,063	Feb 2021	BNP	—	(8,870)	(8,870)
Receive	Orange SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	50,300	Feb 2021	BNP	—	(280)	(280)
Receive	PepsiCo, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	48,497	Feb 2021	BNP	—	(1,664)	(1,664)
Receive	Pool Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	179,341	Feb 2021	BNP	—	(2,647)	(2,647)
Receive	Principal Financial Group, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	132,102	Feb 2021	BNP	—	(10,041)	(10,041)
Receive	Prudential Financial, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	142,053	Feb 2021	BNP	—	(9,088)	(9,088)
Receive	PTC, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	98,675	Feb 2021	BNP	—	6,966	6,966
Receive	Rational AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	92,438	Feb 2021	BNP	—	8,206	8,206
Receive	Red Electrica Corp SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	60,683	Feb 2021	BNP	—	(2,861)	(2,861)
Receive	Remy Cointreau SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	85,586	Feb 2021	BNP	—	7,177	7,177
Receive	ROCKWOOL International A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	1,130,490	Feb 2021	BNP	—	(3,739)	(3,739)
Receive	Segro PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	43,764	Feb 2021	BNP	—	(685)	(685)
Receive	SGS SA	1-Month CHF LIBOR + 0.30%	Monthly	CHF	43,376	Feb 2021	BNP	—	(24)	(24)
Receive	Sonova Holding AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	224	Feb 2021	BNP	—	(10)	(10)
Receive	Stellantis NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	317,559	Feb 2021	BNP	—	(18,000)	(18,000)
Receive	Svenska Cellulosa AB SCA	1-Month SEK STIBOR + 0.30%	Monthly	SEK	894,355	Feb 2021	BNP	—	1,500	1,500
Receive	Svenska Handelsbanken AB	1-Month SEK STIBOR + 0.30%	Monthly	SEK	464,827	Feb 2021	BNP	—	(1,780)	(1,780)
Receive	Swisscom AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	55,390	Feb 2021	BNP	—	1,044	1,044
Receive	Telefonica SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	71,516	Feb 2021	BNP	—	(4,525)	(4,525)
Receive	Telia Company AB	1-Month SEK STIBOR + 0.30%	Monthly	SEK	404,851	Feb 2021	BNP	—	2,479	2,479
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	71,949	Feb 2021	BNP	—	921	921
Receive	Tradeweb Markets, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	302,809	Feb 2021	BNP	—	(18,016)	(18,016)
Receive	Ventas, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	96,099	Feb 2021	BNP	—	(5,732)	(5,732)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	36,010	Feb 2021	BNP	—	(135)	(135)
Receive	Wartsila OYJ Abp	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	87,966	Feb 2021	BNP	—	(7,866)	(7,866)
Receive	Waste Management, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	54,492	Feb 2021	BNP	—	(1,627)	(1,627)
Receive	West Pharmaceutical Services, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	83,535	Feb 2021	BNP	—	3	3
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Whirlpool Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	68,089	Feb 2021	BNP	—	$(3,324)	$(3,324)
Receive	Wolters Kluwer NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	60,216	Feb 2021	BNP	—	(1,721)	(1,721)
Receive	Zalando SE	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	63,310	Feb 2021	BNP	—	1,229	1,229
Receive	Zillow Group, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	193,258	Feb 2021	BNP	—	(7,003)	(7,003)
Receive	Zurich Insurance Group AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	42,761	Feb 2021	BNP	—	(2,407)	(2,407)
Receive	Johnson Controls International PLC	1-Month USD LIBOR + 0.35%	Monthly	USD	63,208	Feb 2021	BNP	—	(2,443)	(2,443)
Receive	Lincoln National Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	61,217	Feb 2021	BNP	—	(7,053)	(7,053)
Receive	Acom Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	14,143,626	Dec 2021	UBS	—	269	269
Receive	Aisin Seiki Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	17,139,480	Dec 2021	UBS	—	7,446	7,446
Receive	Azbil Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	10,941,600	Dec 2021	UBS	—	(8,633)	(8,633)
Receive	Bandai Namco Holdings, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	8,110,080	Dec 2021	UBS	—	(2,324)	(2,324)
Receive	Capcom Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	18,233,520	Dec 2021	UBS	—	(9,521)	(9,521)
Receive	Casio Computer Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	13,041,920	Dec 2021	UBS	—	655	655
Receive	Clariant AG	1-Month CHF LIBOR + 0.40%	Monthly	CHF	97,475	Dec 2021	UBS	—	(2,045)	(2,045)
Receive	Cosmos Pharmaceutical Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	6,050,280	Dec 2021	UBS	—	354	354
Receive	Daifuku Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	2,944,940	Dec 2021	UBS	—	(2,038)	(2,038)
Receive	FUJIFILM Holdings Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	5,886,720	Dec 2021	UBS	—	(1,339)	(1,339)
Receive	Kobe Bussan Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	11,979,915	Dec 2021	UBS	—	(2,448)	(2,448)
Receive	Kuraray Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	9,864,335	Dec 2021	UBS	—	1,262	1,262
Receive	Kyushu Railway Company	1-Month JPY LIBOR + 0.45%	Monthly	JPY	11,656,567	Dec 2021	UBS	—	(2,691)	(2,691)
Receive	Nabtesco Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	12,991,980	Dec 2021	UBS	—	(4,365)	(4,365)
Receive	NGK Spark Plug Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	10,994,620	Dec 2021	UBS	—	7,013	7,013
Receive	Nippon Prologis REIT, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	15,456,000	Dec 2021	UBS	—	8,904	8,904
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	13,385,880	Dec 2021	UBS	—	8,650	8,650
Receive	Nomura Holdings, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	6,976,757	Dec 2021	UBS	—	(4,380)	(4,380)
Receive	Obayashi Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	18,443,698	Dec 2021	UBS	—	(10,965)	(10,965)
Receive	Omron Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	8,730,000	Dec 2021	UBS	—	(3,967)	(3,967)
Receive	Resona Holdings, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	14,972,664	Dec 2021	UBS	—	(9,818)	(9,818)
Receive	Schindler Holding AG	1-Month CHF LIBOR + 0.40%	Monthly	CHF	36,503	Dec 2021	UBS	—	8	8
Receive	SG Holdings Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	11,606,564	Dec 2021	UBS	—	(8,217)	(8,217)
Receive	Shinsei Bank, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	9,922,000	Dec 2021	UBS	—	(6,148)	(6,148)
Receive	Sohgo Security Services Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	10,248,320	Dec 2021	UBS	—	(3,855)	(3,855)
Receive	Subaru Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	13,378,793	Dec 2021	UBS	—	(3,821)	(3,821)
Receive	Sundrug Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	10,139,110	Dec 2021	UBS	—	1,521	1,521
Receive	Swedbank AB	1-Month SEK STIBOR + 0.40%	Monthly	SEK	358,469	Dec 2021	UBS	—	1,468	1,468
Receive	TIS, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	12,698,400	Dec 2021	UBS	—	10,435	10,435
Receive	Trend Micro, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	9,496,200	Dec 2021	UBS	—	(2,178)	(2,178)
Receive	Tryg A/S	1-Month DKK CIBOR + 0.40%	Monthly	DKK	634,371	Dec 2021	UBS	—	(3,858)	(3,858)
Receive	United Urban Investment Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	12,740,000	Dec 2021	UBS	—	19,638	19,638
Receive	Yara International ASA	1-Month NOK NIBOR + 0.40%	Monthly	NOK	1,622,659	Dec 2021	UBS	—	6,596	6,596
Receive	Accenture PLC	1-Month USD LIBOR + 0.40%	Monthly	USD	60,115	Dec 2021	UBS	—	(2,795)	(2,795)
Receive	Aegon NV	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	170,111	Dec 2021	UBS	—	(13,214)	(13,214)
Receive	Alexandria Real Estate Equities, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	58,593	Dec 2021	UBS	—	(453)	(453)
Receive	American Financial Group, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	82,175	Dec 2021	UBS	—	6,014	6,014
Receive	Annaly Capital Management, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	153,755	Dec 2021	UBS	—	(3,192)	(3,192)
Receive	Arthur J Gallagher & Company	1-Month USD LIBOR + 0.40%	Monthly	USD	43,541	Dec 2021	UBS	—	(273)	(273)
Receive	Autoliv, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	172,837	Dec 2021	UBS	—	3,475	3,475
Receive	AXA SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	134,811	Dec 2021	UBS	—	(13,260)	(13,260)
Receive	Best Buy Company, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	128,820	Dec 2021	UBS	—	(5,887)	(5,887)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.40%	Monthly	USD	124,962	Dec 2021	UBS	—	(9,629)	(9,629)
Receive	Cognex Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	128,245	Dec 2021	UBS	—	(2,947)	(2,947)
20	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Commonwealth Bank of Australia	1-Month AUD BBSW + 0.45%	Monthly	AUD	59,339	Dec 2021	UBS	—	$(1,003)	$(1,003)
Receive	Crown Resorts, Ltd.	1-Month AUD BBSW + 0.45%	Monthly	AUD	136,980	Dec 2021	UBS	—	(5,304)	(5,304)
Receive	DiaSorin SpA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	142,763	Dec 2021	UBS	—	19,194	19,194
Receive	Digital Realty Trust, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	88,303	Dec 2021	UBS	—	4,841	4,841
Receive	Domino's Pizza, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	91,556	Dec 2021	UBS	—	(1,114)	(1,114)
Receive	Dow, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	62,583	Dec 2021	UBS	—	(5,924)	(5,924)
Receive	EDP - Energias de Portugal SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	43,613	Dec 2021	UBS	—	(1,718)	(1,718)
Receive	Enagas SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	266,938	Dec 2021	UBS	—	2,453	2,453
Receive	Expeditors International of Washington, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	50,136	Dec 2021	UBS	—	(1,987)	(1,987)
Receive	Extra Space Storage, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	53,510	Dec 2021	UBS	—	754	754
Receive	GEA Group AG	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	106,626	Dec 2021	UBS	—	(6,327)	(6,327)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.40%	Monthly	GBP	89,814	Dec 2021	UBS	—	(6,856)	(6,856)
Receive	Intercontinental Exchange, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	52,987	Dec 2021	UBS	—	(2,221)	(2,221)
Receive	J Sainsbury PLC	1-Month GBP LIBOR + 0.40%	Monthly	GBP	92,449	Dec 2021	UBS	—	3,381	3,381
Receive	Kinder Morgan, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	125,423	Dec 2021	UBS	—	(11,449)	(11,449)
Receive	Kingspan Group PLC	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	66,335	Dec 2021	UBS	—	(9,612)	(9,612)
Receive	Klepierre SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	107,225	Dec 2021	UBS	—	5,116	5,116
Receive	Lennar Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	188,335	Dec 2021	UBS	—	16,084	16,084
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	83,881	Dec 2021	UBS	—	(2,731)	(2,731)
Receive	Moncler SpA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	56,489	Dec 2021	UBS	—	(1,065)	(1,065)
Receive	Natixis SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	78,945	Dec 2021	UBS	—	(782)	(782)
Receive	Newmont Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	75,593	Dec 2021	UBS	—	(2,781)	(2,781)
Receive	Nokia Oyj	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	107,860	Dec 2021	UBS	—	23,887	23,887
Receive	NVR, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	68,169	Dec 2021	UBS	—	7,404	7,404
Receive	O'Reilly Automotive, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	55,069	Dec 2021	UBS	—	(4,878)	(4,878)
Receive	Pentair PLC	1-Month USD LIBOR + 0.40%	Monthly	USD	98,824	Dec 2021	UBS	—	(5,397)	(5,397)
Receive	PulteGroup, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	237,583	Dec 2021	UBS	—	4,392	4,392
Receive	Repsol SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	65,764	Dec 2021	UBS	—	(4,882)	(4,882)
Receive	Republic Services, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	24,297	Dec 2021	UBS	—	(858)	(858)
Receive	Roper Technologies, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	47,336	Dec 2021	UBS	—	(2,164)	(2,164)
Receive	Sartorius AG	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	63,784	Dec 2021	UBS	—	7,310	7,310
Receive	Sealed Air Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	112,510	Dec 2021	UBS	—	(5,426)	(5,426)
Receive	Smiths Group PLC	1-Month GBP LIBOR + 0.40%	Monthly	GBP	63,732	Dec 2021	UBS	—	(4,486)	(4,486)
Receive	Square, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	41,678	Dec 2021	UBS	—	(2,168)	(2,168)
Receive	Suntec Real Estate Investment Trust	1-Month SGD SORA + 0.45%	Monthly	SGD	195,943	Dec 2021	UBS	—	7,715	7,715
Receive	T Rowe Price Group, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	70,389	Dec 2021	UBS	—	9	9
Receive	Tenaris SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	55,471	Dec 2021	UBS	—	(3,825)	(3,825)
Receive	Terna Rete Elettrica Nazionale SpA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	40,317	Dec 2021	UBS	—	(783)	(783)
Receive	Ubisoft Entertainment SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	96,656	Dec 2021	UBS	—	(1,590)	(1,590)
Receive	United Parcel Service, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	65,944	Dec 2021	UBS	—	(1,636)	(1,636)
Receive	Waste Connections, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	39,016	Dec 2021	UBS	—	(1,297)	(1,297)
Receive	Wayfair, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	41,100	Dec 2021	UBS	—	(3,803)	(3,803)
Receive	Wendel SE	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	102,510	Dec 2021	UBS	—	(6,549)	(6,549)
Receive	Willis Towers Watson PLC	1-Month USD LIBOR + 0.40%	Monthly	USD	51,869	Dec 2021	UBS	—	(944)	(944)
Receive	Zillow Group, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	33,550	Dec 2021	UBS	—	(1,726)	(1,726)
Receive	Hewlett Packard Enterprise Company	1-Month USD LIBOR + 0.40%	Monthly	USD	42,912	Jan 2022	UBS	—	(692)	(692)
Receive	Koninklijke Ahold Delhaize NV	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	63,915	Jan 2022	UBS	—	(3,956)	(3,956)
Receive	MetLife, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	158,892	Jan 2022	UBS	—	(9,331)	(9,331)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	127,941	Jan 2022	UBS	—	(3,906)	(3,906)
Receive	Novozymes A/S	1-Month DKK CIBOR + 0.40%	Monthly	DKK	447,639	Jan 2022	UBS	—	4,246	4,246
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	21

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Orion OYJ	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	144,620	Jan 2022	UBS	—	$(5,857)	$(5,857)
								—	$584,931	$584,931
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
CIBOR	Copenhagen Interbank Offered Rate
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
IBOC	Interbank Overnight Cash Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SORA	Singapore Overnight Rate Average
STIBOR	Stockholm Interbank Offered Rate
UBS	UBS AG
22	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Notes to Consolidated Fund's investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund's investments include the accounts of John Hancock Alternative Risk Premia Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Unigestion (UK) Limited, (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of January 31, 2021, the net assets of the subsidiary were $23,037,685 representing 18.7% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
|	23

	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Common stocks
Australia	$796,697	—	$796,697	—
Canada	1,520,465	$1,520,465	—	—
Denmark	113,258	—	113,258	—
Hong Kong	331,578	—	331,578	—
Ireland	137,839	137,839	—	—
Israel	89,673	89,673	—	—
Japan	2,274,767	—	2,274,767	—
New Zealand	92,176	—	92,176	—
Norway	175,506	—	175,506	—
Singapore	211,804	—	211,804	—
Sweden	1,131,832	—	1,131,832	—
United Kingdom	1,140,579	—	1,140,579	—
United States	9,109,792	9,109,792	—	—
Preferred securities	143,666	—	143,666	—
Short-term investments	14,998,381	—	14,998,381	—
Total investments in securities	$32,268,013	$10,857,769	$21,410,244	—
Derivatives:
Assets
Futures	$1,142,180	$915,063	$227,117	—
Forward foreign currency contracts	458,034	—	458,034	—
Swap contracts	2,146,132	—	2,146,132	—
Liabilities
Futures	(982,401)	(868,781)	(113,620)	—
Forward foreign currency contracts	(381,074)	—	(381,074)	—
Swap contracts	(1,302,979)	—	(1,302,979)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
24	|